Revenue - Credit concentration (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customers accounting for more than 10% of revenue
Major customers exceeding 10% of revenue
Percentage of entity's revenue	22.00%	27.00%
Customer A
Major customers exceeding 10% of revenue
Percentage of entity's revenue	12.00%	14.00%
Customer B
Major customers exceeding 10% of revenue
Percentage of entity's revenue	10.00%	13.00%